SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Deferred Income
Deferred, revenue beginning	$ 86,681	$ 107,674
Revenue recognized	(12,151)	(21,852)
Unearned revenues received	66,555	1,744
Foreign exchange	(5,771)	(885)
Deferred income gross	135,314	86,681
Current portion	80,106	18,542
Long term portion	55,208	68,139
Deferred Income net	$ 135,314	$ 86,681